ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31
	2013	2014
Accrued salaries and welfare expenses	3,281	3,688
Accrued professional fees	1,430	1,087
Payables to intellectual property suppliers	170	-
Payables to other suppliers	533	14,994
Payables to employees	76	6
Other accrued expenses	1,142	723
	6,632	20,498